Equity Incentive Plans	12 Months Ended
Dec. 31, 2018
Equity Incentive Plans [Abstract]
Equity Incentive Plans

Note 18	Equity Incentive Plans
The Company currently has equity incentive plans under which the Company grants nonqualified stock options, restricted stock units and performance stock awards to certain employees and directors of the Company. The total compensation expense related to equity awards was $125 million, $106 million and $80 million and the total income tax benefits were $22 million, $22 million and $28 million for 2018, 2017 and 2016, respectively. Total cash received from the exercise of options was $92 million, $178 million and $187 million for 2018, 2017 and 2016, respectively. Total tax benefit realized on options exercised and the release of stock restrictions was $28 million, $96 million and $61 million for 2018, 2017 and 2016, respectively.
The Company records compensation expense related to awards under these plans over the shorter of the period in which the requisite service is rendered or retirement eligibility is attained. Compensation expense for performance share awards is based on the probable number of awards expected to vest using the performance level most likely to be achieved at the end of the performance period. As of December 31, 2018, total unrecognized compensation cost related to all nonvested awards was $89 million, of which $29 million related to nonqualified stock options which is expected to be recognized over the weighted average vesting period of 1.71 years, $23 million related to restricted stock units which is expected to be recognized over the weighted average vesting period of 1.69 years and $37 million related to performance stock awards which is expected to be recognized over the weighted average vesting period of 1.59 years.
Options are granted to employees with exercise prices equal to the closing share price of the Company’s common stock on the applicable grant date. Options granted to employees on or after February 18, 2014 vest ratably over a three-year period. Options granted prior to February 18, 2014 vest 50% on the second anniversary of the grant date and 25% on each of the third and fourth anniversaries of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Options may be exercised once vested and will expire no later than ten years after the date of grant.
Restricted stock units for directors vest immediately and convert into shares of stock on the earlier of the day of the third anniversary of the grant date or the date the director’s service terminates, unless a deferred period of restriction is elected. Restricted stock units granted to directors prior to June 1, 2016 convert upon leaving the board. Restricted stock units granted to employees on or after February 18, 2014 vest on the day prior to the third anniversary of the grant date. Awards granted to employees prior to February 18, 2014 vest 50% on the day prior to the second anniversary of the grant date and 25% on each of the days prior to the third and fourth anniversaries of the grant date. Restricted stock units granted to employees subsequently convert into shares of stock on the day of the respective anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.
Performance stock awards vest into shares of stock on the day prior to the third anniversary of the grant date. Vesting of the number of performance stock awards earned based on the attainment of performance goals for each of the performance periods is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances, and achievement of performance goals. Performance stock awards subsequently convert into shares of stock in full the day of the anniversary of the grant date.
A total of 98.0 million shares of common stock were authorized to be used for awards under the plans, subject to adjustment in accordance with the plans’ terms. As of December 31, 2018, 15.0 million shares were reserved and remained available for future issuance under these plans. The Company uses its treasury shares for these issuances.
The fair value of each option grant is estimated on the date of grant using a binomial lattice model. The Company uses historical data to estimate option exercise and employee termination within the valuation model. In addition, separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the binominal lattice model and represents the period of time that options granted are expected to be outstanding. The expected volatility of the price of the underlying shares is implied based on traded options and historical volatility of the Company’s common stock. The expected dividends were based on the current dividend yield of the Company’s stock as of the date of the grant. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Option grant assumptions
	2018	2017	2016
Weighted average expected term	5.7 years	6.1 years	5.0 years
Expected volatility	15.6 - 30.7%	15.7 - 32.7%	16.0 - 34.3%
Weighted average volatility	19.8%	21.0%	24.3%
Expected dividends	1.5 - 2.2%	1.4 - 1.9%	1.9 - 2.1%
Weighted average expected dividends	2.0%	1.9%	2.1%
Risk-free rate	1.3 - 3.2%	0.5 - 2.5%	0.2 - 2.4%

Summary of option activity
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average exercise price	Aggregate intrinsic value (in 000s)	Weighted average remaining contractual term (years)
Outstanding as of January 1, 2018	11,262	$58.46
Granted	2,388	93.04
Exercised	(1,710)	53.57
Forfeited	(206)	80.79
Expired	(4)	52.21
Outstanding as of December 31, 2018	11,730	65.82	$221,999	6.3
Outstanding, net of expected forfeitures	11,614	65.59	221,832	6.3
Outstanding, exercisable (“vested”)	6,968	54.14	198,747	5.0

The weighted average grant date fair value of options granted was $17.03, $14.60 and $12.25 during 2018, 2017 and 2016, respectively. The intrinsic value, which is the difference between the fair value and the exercise price, of options exercised was $72 million, $199 million and $119 million during 2018, 2017 and 2016, respectively.

Changes in restricted stock units
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2018	1,241	$67.93
Granted	255	93.16
Vested	(498)	67.45
Forfeited	(41)	75.40
Nonvested as of December 31, 2018	957	74.58

The fair value of restricted stock units is based on the market value of the Company’s stock as of the date of the grant. The market value in part reflects the payment of future dividends expected. The weighted average grant date fair value of restricted stock units granted was $93.16, $80.12 and $63.51 during 2018, 2017 and 2016, respectively. The total fair value of restricted stock units vested was $47 million, $58 million and $29 million during 2018, 2017 and 2016, respectively.

Changes in performance stock awards
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2018	1,090	$70.35
Granted	402	92.88
Adjustment for performance achievement	(34)	70.53
Vested	(161)	70.53
Forfeited	(49)	76.33
Nonvested as of December 31, 2018	1,248	77.35

The change in PSA’s comprises those initially granted in 2018 and the adjustment to previously granted PSA’s for performance achievement. The fair value of performance stock awards is based on the market value of the Company’s stock as of the date of the grant. The market value in part reflects the payment of future dividends expected. The weighted average grant date fair value of performance stock awards granted was $92.88, $78.47 and $62.32 during 2018, 2017 and 2016, respectively. The total fair value of performance stock awards vested was $15 million, $17 million and $28 million during 2018, 2017 and 2016, respectively.
Under the employee share-based payment accounting standard adopted in 2017, the Company recognizes all tax effects related to share-based payments at settlement or expiration through the income statement. Prior to the adoption, the Company recognized excess tax effects through the statement of shareholders’ equity. The tax benefit recognized through the statement of shareholders’ equity related to tax deductions from stock option exercises was $23 million in 2016. The tax benefit recognized through shareholders’ equity related to all stock-based compensation was $30 million in 2016.